SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Compass Digital Acquisition Corp [Member]
Cash	$ 972	$ 27,720
Cash equivalents	0	0
Cash held in the Trust Account	1,293,496	27,637,300
FDIC insured amount	250,000
Accumulated deficit	9,556,345	6,229,543
Compass Digital Acquisition Corp [Member] | Common Class A [Member]
Temporary equity, accretion to redemption value	344,811	1,928,109
Compass Digital Acquisition Corp [Member] | Common Class A [Member] | Trust Account [Member]
Temporary equity, accretion to redemption value	$ 344,811	$ 1,660,199
Key Mining Corp [Member]
Warrants and stock options outstanding	28,078,546	24,347,046
Cash uninsured amount	$ 0	$ 340,965
Cash held in foreign bank accounts	1,900	60,004
Certificates of deposit			$ 1,000,000
Proceeds from other deposits	25,405
Accumulated deficit	16,620,813	14,223,419
Interest and penalties expenses	0	0
Asset retirement obligations or accrued remediation costs	$ 0	$ 0
Key Mining Corp [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years
Key Mining Corp [Member] | Maximum [Member]
Property and equipment estimated useful lives	15 years